Label	Element	Value
Semper Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Semper Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short Duration Fund seeks to provide a high level of current income that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Short Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Short Duration Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Short Duration Fund invests primarily in investment-grade debt securities of domestic entities. The Adviser considers securities to be of investment grade quality if they are rated BBB (or comparable) or higher by a nationally recognized credit rating organization including Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”). An unrated debt security may be treated as investment grade if determined by the Adviser to be of comparable quality. The Fund may hold securities that, after being purchased, are downgraded to non-investment grade and would no longer qualify for initial investment. Under normal circumstances, the Fund expects to maintain a weighted average portfolio duration of up to three (3) years. The Fund defines duration as effective duration which is the interest rate sensitivity of projected cash flows from Fund securities, adjusted for amortization, prepayments, and expected calls and puts. This means that a debt security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. The Fund believes that effective duration provides the most accurate estimation of the Fund’s interest rate sensitivity.

The Short Duration Fund may sell securities short with respect to 25% of its total assets. The Adviser will primarily sell securities short for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) associated with its long positions or for capturing differences in value between two securities, and not for forecasting the market’s direction. As a result, short sales will primarily be used for hedging purposes, not for speculative purposes. In many instances, the Fund will utilize forward-settling sales of agency residential mortgage-backed securities ("RMBS") where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

Debt securities may include all fixed-income securities (both fixed and floating-rate securities), Rule 144A securities, U.S. Government securities, municipal securities, special purpose entities (such as asset-backed or mortgage-backed security issuers), zero coupon securities, money market securities, repurchase agreements and private asset-backed loan participations. Certain asset-backed and mortgage-backed securities are issued with stated maturities of 15 to 40 years; however, their effective durations are generally under 3 years. U.S. Government securities include U.S. Treasury bills, notes and other obligations that are issued by or guaranteed as to interest and principal by the U.S. Government or by agencies or instrumentalities of the U.S. Government.

The Short-Duration Fund may invest in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Adviser will allocate the Short Duration Fund’s assets across different market sectors and different maturities based on its view of the relative value of each sector or maturity. The Short Duration Fund may purchase and sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your money on your investment is a risk of investing in the Short Duration Fund. The following additional risks could affect the value of your investment:

•	Market Risk. The prices of the securities in which the Short Duration Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Management Risk. The Short Duration Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•	Fixed-Income Securities Risk. Fixed-income (debt) securities are generally subject to the following risks:

○	Credit Risk. The issuers of the debt securities held by the Fund may not be able to make interest or principal payments.

○	Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

○	Interest Rate Risk. Fixed income securities may decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

○	Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.

•	Asset-Backed Securities Risk. The Short Duration Fund may invest in a variety of asset-backed securities which are subject to Interest Rate Risk, Credit Risk, Extension Risk and Prepayment Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•	Risks Associated with Mortgage-Backed Securities ("MBS"). These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain MBS may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time. In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

•	Residential Mortgage-Backed Securities Risks. RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Recently, delinquency and defaults on residential mortgages have increased and may continue to increase .

•	Commercial Mortgage-Backed Securities ("CMBS") Risks. CMBS are subject to the risks generally associated with mortgage-backed securities. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

•	Privately Issued Mortgage-Related Securities Risk. MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•	Sub-Prime Mortgage Risk. The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•	Risks Associated with Real Estate and Regulatory Actions. The securities that the Fund owns are dependent on real estate prices. If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action could impact the prices of the securities the Fund owns.

•	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•	High Yield Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•	Derivatives Risk. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•	Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•	Leverage Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

•	Investment Company Risk. When the Fund invests in an exchange traded-fund ("ETF") or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•	When-Issued Securities Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•	Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

•	Repurchase Agreement Risk. Repurchase agreement risk is the risk the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, the Short Duration Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Municipal Securities Risk. The amount of public information available about municipal securities is generally less than that for corporate securities. Special factors, such as legislative changes, and economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may have an impact on the Fund’s share price.

•	U.S. Government Securities Risk. U.S. Government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

•	Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•	Short Sales Risk. A short sale is the sale by the Short Duration Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your money on your investment is a risk of investing in the Short Duration Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Short Duration Fund was organized on March 28, 2014 to acquire the assets and liabilities of the Semper Short Duration Fund, a series of Forum Funds (the “Predecessor Fund”), in exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown prior to March 28, 2014, is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was also advised by the Adviser. The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the Institutional Class’ performance from year to year. The table shows how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at semperfunds.com/funds/short_duration/performance.html or by calling the Fund toll-free at 1-855-736-7799 (855-SEM-PRXX).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-736-7799
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	semperfunds.com/funds/short_duration/performance.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 1.41% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -0.94% (quarter ended June 30, 2013).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.94%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Short Duration Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for the Institutional Class; the after-tax returns for the Investor Class will vary to the extent it has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Short Duration Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for the Institutional Class; the after-tax returns for the Investor Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2015)
Semper Short Duration Fund | Barclays Capital 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	0.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2010
Semper Short Duration Fund | Barclays Capital 1-3 U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	0.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2010
Semper Short Duration Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Fee Recoupment	rr_NetExpensesOverAssets	0.82%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,368
Annual Return 2011	rr_AnnualReturn2011	4.20%
Annual Return 2012	rr_AnnualReturn2012	3.83%
Annual Return 2013	rr_AnnualReturn2013	0.23%
Annual Return 2014	rr_AnnualReturn2014	2.77%
Annual Return 2015	rr_AnnualReturn2015	0.90%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	0.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2010
Semper Short Duration Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	(0.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Semper Short Duration Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	0.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Semper Short Duration Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Fee Recoupment	rr_NetExpensesOverAssets	1.03%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,606
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Years	rr_AverageAnnualReturnYear01	0.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2010

[1]	Semper Capital Management, L.P. (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) do not exceed 0.60% of average daily net assets for Institutional Class shares and 0.85% of average daily net assets for Investor Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 28, 2017 and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.
[2]	Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Short Duration Fund and does not include 0.01% that is attributed to acquired fund fees and expenses ("AFFE").